Marketable securities and other securities investments - Narratives (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Marketable securities and other securities investments
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	¥ (3,714)	¥ 3,227	¥ 2,998
Proceeds from sales of marketable securities	1,319	68	1,059
Gross realized gains on marketable securities	943	26	242
Gross realized losses on marketable securities	1	0	¥ 12
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	¥ 901	¥ 400